Bank Financing and Debt (Maturities of Long-Term Debt) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 0
2019	600
2020	0
2021	300
2022	700
2023 and Thereafter	$ 7,940